Parent Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Parent Only Condensed Balance Sheets

(Dollars in Thousands)	2017	2016
ASSETS
Cash and cash equivalents	$45,769	$17,497
Investment in Bank	263,022	209,727
Investment in RAM	6,268	6,125
Other assets	3,538	1,455

Total assets	$318,597	$234,804

LIABILITIES AND SHAREHOLDERS’ EQUITY
Long term debt	49,528	49,383
Subordinated debentures	3,424	3,334
Other liabilities	36	8

Total liabilities	52,989	52,725
Shareholders’ equity:
Common stock	205,927	142,651
Additional paid-in capital	8,426	8,417
Retained earnings	51,697	31,278
Accumulated other comprehensive income (loss)	(443)	(267)

Total shareholders’ equity	265,608	182,079

Total liabilities and shareholders’ equity	$318,597	$234,804

Schedule of Parent Only Condensed Statements of Income
(Dollars in Thousands)	2017	2016	2015
Interest expense	$3,629	$2,728	$—
Noninterest expense	704	123	298
Loss before equity in undistributed income of subsidiaries	(4,334)	(2,851)	(298)
Equity in undistributed income of:
Bank	27,620	20,483	12,310
RAM	143	274	804

Income before income taxes	23,430	17,906	12,816
Income tax benefit	2,036	1,173	125

Net income	25,466	19,079	12,941

Other comprehensive income (loss)	(104)	(74)	(141)

Total comprehensive income	$25,362	$19,005	$12,800

Schedule of Parent Only Condensed Statements of Cash Flows

(Dollars in Thousands)

Cash flows from operating activities:
Net income	$25,466	$19,079	$12,941
Net amortization of other	235	188	—
Provision for deferred income taxes	1,807	(1,172)	(125)
Undistributed income of subsidiaries	(27,763)	(20,757)	(13,114)
Change in other assets and liabilities	(3,861)	(159)	135

	(4,116)	(2,821)	(163)
Cash flows from investment activities:
Outlays for business acquisitions	—	(839)	—
Investment in subsidiaries	(25,000)	(35,000)	5,000

	(25,000)	(35,839)	5,000
Cash flows from financing activities:
Issuance of subordinated debentures, net of issuance costs	—	49,274	—
Issuance of common stock, net of issuance costs	60,210	—	—
Dividends paid	(5,118)	(2,554)	(3,114)
Stock options exercised	2,296	585	470

	57,388	47,305	(2,644)
Increase in cash and cash equivalents	28,272	8,645	2,193
Cash and cash equivalents beginning of year	17,497	8,852	6,659

Cash and cash equivalents end of year	$45,769	$17,497	$8,852